Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	Balance at	Adjustments	Balance at
	December 31,	due to	January 1,
	2018	Lease ASUs	2019
	$	$	$
Assets:
Prepaid expenses and other current assets	292	(19)	273
Operating lease right-of-use assets	-	3,188	3,188
Liabilities:
Current portion of operating lease liabilities	-	605	605
Operating lease liabilities	-	2,564	2,564